COMBINED CARVE-OUT STATEMENTS OF FINANCIAL POSITION - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Jan. 03, 2019
Codere Online Business [Member]
ASSETS
A) NON-CURRENT ASSETS	€ 1,244,000	€ 2,103,000	€ 3,021,000
Intangible assets	1,128,000	2,011,000	2,977,000
Property, plant and equipment	107,000	92,000	44,000
Right-of-use assets	9,000	0	0
B) CURRENT ASSETS	17,304,000	42,124,000	33,053,000
Trade receivables and other current assets	1,646,000	29,732,000	27,782,000
Current financial assets	4,757,000	4,374,000	2,641,000
Cash and cash equivalents	10,901,000	8,018,000	2,630,000
TOTAL ASSETS (A+B)	18,548,000	44,227,000	36,074,000
EQUITY AND LIABILITIES
A) EQUITY	(39,925,000)	(31,333,000)	(19,350,000)
Equity attributable to equity holders of the Parent	(40,017,000)	(31,429,000)	(19,349,000)
Equity attributable to non-controlling interest	92,000	96,000	(1,000)
B) NON-CURRENT LIABILITIES	21,441,000	21,441,000	13,541,000
Borrowings	21,441,000	21,441,000	13,541,000
C) CURRENT LIABILITIES	37,032,000	54,119,000	41,883,000
Lease obligations	9,000	0	0
Provisions	15,000	132,000	19,000
Borrowings	17,777,000	30,236,000	26,050,000
Trade payables and other current liabilities	19,231,000	23,751,000	15,814,000
TOTAL EQUITY AND LIABILITIES (A+B+C)	€ 18,548,000	€ 44,227,000	€ 36,074,000